Financial Assets and Liabilities - Summary of Consolidated Offsetting of Financial Assets and Liabilities (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current Financial Assets [Member] | Trade and Other Receivables [Member]
Schedule Of Offsetting Of Financial Assets And Financial Liabilities [Line Items]
Gross amounts of recognized financial assets	₱ 6,875	₱ 15,127
Gross amounts of recognized financial assets set-off in the consolidated statements of financial position	4,557	11,628
Net amount presented in the consolidated statements of financial position	2,318	3,499
Current Financial Assets [Member] | Trade and Other Receivables [Member] | Foreign administrations [Member]
Schedule Of Offsetting Of Financial Assets And Financial Liabilities [Line Items]
Gross amounts of recognized financial assets	5,857	6,882
Gross amounts of recognized financial assets set-off in the consolidated statements of financial position	4,338	3,576
Net amount presented in the consolidated statements of financial position	1,519	3,306
Current Financial Assets [Member] | Trade and Other Receivables [Member] | Domestic carriers [Member]
Schedule Of Offsetting Of Financial Assets And Financial Liabilities [Line Items]
Gross amounts of recognized financial assets	1,018	8,245
Gross amounts of recognized financial assets set-off in the consolidated statements of financial position	219	8,052
Net amount presented in the consolidated statements of financial position	799	193
Current Financial Liabilities [Member] | Accounts payable [Member]
Schedule Of Offsetting Of Financial Assets And Financial Liabilities [Line Items]
Gross amounts of recognized financial liabilities	79,558	74,746
Gross amounts of recognized financial liabilities set-off in the consolidated statements of financial position	3,776	2,612
Net amount presented in the consolidated statements of financial position	75,782	72,134
Current Financial Liabilities [Member] | Accounts payable [Member] | Suppliers and contractors [Member]
Schedule Of Offsetting Of Financial Assets And Financial Liabilities [Line Items]
Gross amounts of recognized financial liabilities	68,121	69,144
Gross amounts of recognized financial liabilities set-off in the consolidated statements of financial position	70	45
Net amount presented in the consolidated statements of financial position	68,051	69,099
Current Financial Liabilities [Member] | Accounts payable [Member] | Carriers and other customers [Member]
Schedule Of Offsetting Of Financial Assets And Financial Liabilities [Line Items]
Gross amounts of recognized financial liabilities	11,437	5,602
Gross amounts of recognized financial liabilities set-off in the consolidated statements of financial position	3,706	2,567
Net amount presented in the consolidated statements of financial position	₱ 7,731	₱ 3,035